Annual Fund Operating Expenses - Eaton Vance Tax-Managed Equity Asset Allocation Fund	Oct. 31, 2021
Class A
Operating Expenses:
Management Fees(1)	0.83%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.68%
Advisory Fee Reduction(2)	(0.48%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	1.20%
Class C
Operating Expenses:
Management Fees(1)	0.83%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	2.43%
Advisory Fee Reduction(2)	(0.48%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	1.95%
Class I
Operating Expenses:
Management Fees(1)	0.83%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.43%
Advisory Fee Reduction(2)	(0.48%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	0.95%

[1]	”Management Fees” have been restated to reflect the investment advisory agreement of the Fund effective July 1, 2022 and the investment advisory agreement of Tax-Managed Growth Portfolio effective January 13, 2023, as if such agreements were in effect for the fiscal year ended October 31, 2021.
[2]	Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees of the Portfolios in which it invests.